Subsequent events	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Subsequent events

Note 23. Subsequent events

Acquisition of Flipturn, Inc.

On July 16, 2026, the Company entered into a definitive Agreement and Plan of Merger to acquire Flipturn, Inc. (“Flipturn”), a Delaware-incorporated developer of electric-fleet charging and energy-management software. The acquisition was completed on August 6, 2026, on which date the Company’s wholly owned subsidiary, Einride FUSE Merger Sub, Inc., merged with and into Flipturn, with Flipturn surviving the merger as a wholly owned subsidiary of the Company. The base merger consideration, which excludes the earnout consideration as described below, amounted to SEK 373,476 thousand after customary adjustments for indebtedness, cash and unpaid transaction expenses. That consideration was settled through the issue of 4,410,983 ADSs, each representing one ordinary share of the Company, comprising 4,354,617 ADSs with a value of SEK 366,363 thousand issued at closing and 56,366 ADSs with a value of SEK 4,742 thousand that are subject to a holdback and will be issued to the former Flipturn stockholders at a later date, together with SEK 2,371 thousand paid in cash to the stockholder representative at closing in respect of an expense reserve fund. In addition, former holders of Flipturn equity may become entitled to receive up to 3,717,546 additional Einride ADSs as earnout consideration, with an aggregate value of up to SEK 312,764 thousand upon achievement of specified commercial (contracted annual recurring revenue) and product-development milestones through 2028.

The business combination will be accounted for using the acquisition method under IFRS 3, Business Combinations, and Flipturn’s results will be consolidated with effect from the acquisition date of August 6, 2026, being the date on which the Company obtained control. The earnout consideration will be assessed as at the acquisition date to determine whether it forms part of the consideration transferred or represents remuneration for post-combination services. The initial accounting for the business combination, including the fair value of the consideration transferred and the allocation of that consideration to the identifiable assets acquired and liabilities assumed, has not been completed as at the date of authorization of these financial statements.

New financing facility

On August 15, 2026, Einride entered into a new $25 million equipment financing facility with ATEL GROWTH CAPITAL for expanding its fleet of vehicles in the United States. The facility is structured with continuous drawdowns, each having a 42 month term and monthly payment schedule with an effective interest rate of approximately 14%. Each drawdown under the facility shall be fully collateralized by a specific lien on the funded equipment.